Risk management - EVE and NII based on interest rate risk in banking book of bank, consolidated trusts and subsidiaries of the bank (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Woori Bank
Statement One [Line Items]
Change in EVE	[1]	₩ 411,447	₩ 920,290
Change in NII	[2]	448,509	195,186
Woori Card Co., Ltd.
Statement One [Line Items]
Change in EVE	[1]	139,005	126,576
Change in NII	[2]	185,637	59,114
Woori Financial Capital Co., Ltd.
Statement One [Line Items]
Change in EVE	[1]	43,098	58,794
Change in NII	[2]	13,814	1,384
Woori Investment Bank Co., Ltd.
Statement One [Line Items]
Change in EVE	[1]	26,311	17,607
Change in NII	[2]	8,229	5,556
Woori Asset Trust Co., Ltd.
Statement One [Line Items]
Change in EVE	[1]	1,137	820
Change in NII	[2]	6,736	1,709
Woori Asset Management Corp.
Statement One [Line Items]
Change in EVE	[1]	913	1,411
Change in NII	[2]	1,299	504
Woori Savings Bank
Statement One [Line Items]
Change in EVE	[1]	6,618	15,175
Change in NII	[2]	10,348	949
Woori Private Equity Asset Management Co., Ltd.
Statement One [Line Items]
Change in EVE	[1]	547	32
Change in NII	[2]	886	59
Woori Global Asset Management Co., Ltd.
Statement One [Line Items]
Change in EVE	[1]	251	246
Change in NII	[2]	538	143
Woori Financial F&I Co., Ltd.
Statement One [Line Items]
Change in EVE	[1]	26,069	0
Change in NII	[2]	₩ 219	₩ 0

[1]	ΔEVE: change in Economic Value of Equity
[2]	ΔNII: change in Net Interest Income